Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41339
Entity Registrant Name	SWVL HOLDINGS CORP
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	The Offices 4
Entity Address, Adress Line Two	One Central
Entity Address, Address Line Three	Dubai World Trade Centre
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Bansal and CO.LLP	Grant Thornton Audit and Accounting Limited
Auditor Location	New Delhi	Dubai, United Arab Emirates
Auditor Firm ID	2807	3211
Entity Central Index Key	0001875609
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SWVLW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	697,333
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0025 per share
Trading Symbol	SWVL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	9,964,344
Business Contact
Document Information [Line Items]
Contact Personnel Name	Mostafa Kandil
Entity Address, Address Line One	The Offices 4
Entity Address, Adress Line Two	One Central
Entity Address, Address Line Three	Dubai World Trade Centre
Entity Address, City or Town	Dubai
Entity Address, Country	AE
City Area Code	971
Local Phone Number	42241293